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                    U.S SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

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1.  Name and address of issuer:         The Pilot Funds
                                        3435 Stelzer Road
                                        Columbus, Ohio  43219
                                   ------------------------------
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2.  Name of each series or class of funds for which this notice is filed:

                       SEE EXHIBIT A

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3.  Investment Company Act File Number:   811-03517
                                         ----------------------------

    Securities Act File Number:     2-78440
                                    -------------------------


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4.  Last day of fiscal year for which this notice is filed:   August 31, 1996
                                                              -----------------


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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F-2 declaration:

                                           [  ]

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6. Date of termination of issuer's declaration under rule 24F-2(a)(1), if applicable (see Instruction A.6):


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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                           0  Price
                                           0 Shares

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2:

                                           0
                            -------------------------
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9. Number and aggregate sale price of securities sold during the fiscal year:

                                  Shares                    16,667,708,339
                                  Price                    $17,289,281,084
                            -------------------------
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24F-2:

                                  Shares                    16,667,708,339
                                  Price                    $17,289,281,084
                            -------------------------
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                          Shares                  35,535,235
                                          Price                  $53,175,966
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12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24F-2:                  $17,289,281,084
                                                             ------------------

   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans:
                                                                    $53,715,966
                                                             ------------------

  (iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year:                                 $16,421,783,258
                                                             ------------------

   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing fees
        pursuant to rule 24E-2:                                           $0.00
                                                             ------------------

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24F-2:

                                                                   $920,673,792
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   (vi) Multiplier prescribed by Section 6(b) of the Securities
        Act of 1933 or other applicable law or regulation:
                                                                          /3300
                                                             ------------------

  (vii) Fee Due:                                                    $278,992.06
                                                             ------------------


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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures

                                                             [   ]


    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By (Signature and Title)  /s/ Martin R. Dean
                                  -----------------------------------
                                  Martin R. Dean/Treasurer
                                  -----------------------------------

Date              10/23/96
    ----------------------

* Please print the name and title of the signing officer below the signature.
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EXHIBIT A

DIVERSIFIED ASSETS

SHORT-TERM U.S. TREASURY

MISSOURI TAX EXEMPT

TAX EXEMPT DIVERSIFIED

INTERNATIONAL EQUITY

GROWTH & INCOME

EQUITY INCOME

INT. U.S. GOVERNMENT SECURITIES

U.S. GOVERNMENT SECURITIES

INT. MUNICIPAL BOND

MUNICIPAL BOND

SMALL CAP

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                   [Goodwin, Procter & Hoar LLP Letterhead]



                               October 29, 1996


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

        Re:     Notice on Form 24f-2 for The Pilot Funds
                File No. 811-3517
                ----------------------------------------

Gentlemen:

        As counsel to The Pilot Funds (the "Trust"), we have been requested to render this opinion in connection with the filing by the Trust of a Notice on Form 24f-2 (the "Notice") with respect to its fiscal year ended August 31, 1996.

        Reference is made to paragraph 10 of the Notice, wherein the Trust reports the number and amount of shares of the Trust (the "Shares") representing interests in Pilot Short-Term U.S. Treasury Fund, Pilot Short-Term Diversified Assets Fund, Pilot Short-Term Tax-Exempt Diversified Fund, Pilot Missouri Short-Term Tax-Exempt Fund, Pilot Intermediate U.S. Government Securities Fund, Pilot U.S. Government Securities Fund, Pilot Intermediate Municipal Bond Fund, Pilot Municipal Bond Fund, Pilot Equity Income Fund, Pilot Growth and Income Fund, Pilot Small Capitalization Equity Fund, and Pilot International Equity Fund sold during the fiscal year ended August 31, 1996 in reliance upon Rule 24f-2 under the investment Company Act of 1940, as amended.

        We have examined the Agreement and Declaration of Trust and By-laws, as amended, of the Trust, the Notice, certain resolutions adopted by the Trustees of the Trust, and such other documents as we deemed necessary for purposes of this opinion.

        Based upon the foregoing, and assuming that all of the Shares were sold, issued and paid for in accordance with the terms of the Trust's Prospectuses and Statements of Additional Information contained in the Trust's Registration Statement on Form N-1A in effect at the time of sale, in our opinion the Shares were legally issued and are fully paid and non-assessable by the Trust.

                                                Very truly yours,

                                                GOODWIN, PROCTER & HOAR LLP